Major Suppliers (Q2) (Details) - Vendor	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Concentration Risk [Abstract]
Number of vendors utilized to purchase inventory	1	1
Number of vendors utilized for outsourced manufactured meals	1	1
Cost of Goods [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Abstract]
Percentage of purchased inventories	83.00%	72.00%